SEGMENT AND GEOGRAPHICAL INFORMATION	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 13 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) authentication technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States of America. The authentication technology segment is predominantly involved in the development and sale of authentication security software to financial and other institutions, predominantly in Europe and the United States of America. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

		Airport Security and Other
	Corporate	Aviation Services	Technology	Total
Six months ended June 30, 2020:
Revenue	$-	$113,840	$12,286	$126,126
Depreciation and amortization	41	670	318	1,029
Net profit (loss)	(1,345)	(10,130)	1,377	(10,098)
Total assets	$16,144	$60,077	$37,206	$113,427

Six months ended June 30, 2019:
Revenue	$-	$152,622	$11,870	$164,492
Depreciation and amortization	21	665	142	828
Net profit (loss)	(2,841)	(1,609)	3,793	(657)
Total assets	$348	$70,890	$11,214	$82,452

The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Six months ended June 30,
	2020	2019
Germany	$59,779	$67,501
Netherlands	30,461	49,007
United States of America	22,583	35,787
Other	13,303	12,197
Total	$126,126	$164,492

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization by country:

	June 30,	December 31,
	2020	2019
Netherlands	$821	$862
Germany	470	516
United States of America	327	354
Other	2,666	2,854
Total	$4,284	$4,586